INCOME TAX - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax [Line Items]
Corporate tax rate (as a percent)	23.00%	23.00%	23.00%
Deferred Tax Assets, Valuation Allowance	$ 27,923	$ 28,622
Israel [Member]
Income Tax [Line Items]
Corporate tax rate (as a percent)	23.00%	23.00%
US [Member]
Income Tax [Line Items]
Corporate tax rate (as a percent)	21.00%	21.00%
CA [Member]
Income Tax [Line Items]
State tax rate	8.84%
NY [Member]
Income Tax [Line Items]
State tax rate	6.50%
NYC [Member]
Income Tax [Line Items]
State tax rate	6.50%
Domestic [Member]
Income Tax [Line Items]
Deferred Tax Assets, Valuation Allowance	$ 19,184	$ 20,811
Domestic [Member] | Capital Loss Carryforward [Member]
Income Tax [Line Items]
Other carryforward	14,570
Foreign [Member]
Income Tax [Line Items]
Operating loss carryforward	27,955
Deferred Tax Assets, Valuation Allowance	8,739	$ 7,811
Parent Company [Member] | Foreign [Member]
Income Tax [Line Items]
Other carryforward	841
Operating loss carryforward	69,482
Deferred Tax Assets, Valuation Allowance	$ 27,923